Trade Receivables, Net (Tables)	6 Months Ended
Jun. 30, 2023
Trade Receivables, Net [Abstract]
Schedule of Trade Receivable
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Trade receivable	$5,160,600	$5,392,720
(Impairment provision) recovery of doubtful accounts	(32,602)	7,466
Trade receivable, net	$5,127,998	$5,400,186